Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Inventories [Abstract]
Inventories	$ 8,252	$ 4,797
Lubricants [Member]
Inventories [Abstract]
Inventories	634	582
Bunkers [Member]
Inventories [Abstract]
Inventories	$ 7,618	$ 4,215